American Funds Retirement Income Portfolio - Enhanced SM
American Funds Retirement Income Portfolio - Enhanced SM
American Funds Retirement Income Portfolio SeriesSM Prospectus Supplement November 27, 2015 (for prospectus dated November 1, 2015)

The "Fees and expenses of the fund" section of the prospectus for each of the funds listed below is amended by replacing the cumulative estimated expense example tables under the heading "Example" with the updated tables set forth below:

American Funds Retirement Income Portfolio – Enhanced

Expense Example - American Funds Retirement Income Portfolio - Enhanced SM - USD ($)	1 year	3 years
Class A	647	837
Class B	649	900
Class C	248	497
Class F-1	78	282
Class F-2	52	203
Class R-1	155	518
Class R-2	167	555
Class R-2E	126	485
Class R-3	126	432
Class R-4	72	263
Class R-5E	56	215
Class R-5	46	184
Class R-6	44	177

Expense Example No Redemption - American Funds Retirement Income Portfolio - Enhanced SM - USD ($)	1 year	3 years
Class B	149	500
Class C	148	497

Keep this supplement with your prospectus.